UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard Precious Metals and Mining Fund
Schedule of Investments
April 30, 2005

	Shares	Market Value ($000)
COMMON STOCKS (95.8%)

Australia (22.8%)
Rio Tinto Ltd.	1,900,000	$61,800
BHP Billiton Ltd.	4,400,000	55,659
WMC Resources Ltd.	8,600,000	53,527
Sims Group Limited	3,050,000	35,760
Iluka Resources Ltd.	6,850,000	31,360
Alumina Ltd.	3,600,000	16,272
CSR Ltd.	4,500,000	8,413
* Equinox Minerals Ltd.	4,116,666	1,640
* Tanami Gold NL	18,170,000	1,487
* Magnesium International Ltd.	828,929	734

		266,652

Brazil (2.6%)
Cia Vale do Rio Doce	1,145,000	30,858

Canada (27.5%)
* Meridian Gold Co.	3,600,000	54,864
Aber Diamond Corp.	1,910,000	49,221
* Cameco Corp.	1,095,000	42,990
Falconbridge Ltd.	1,100,000	36,595
First Quantum Minerals Ltd.	1,947,463	32,200
Barrick Gold Corp.	1,400,000	31,459
* Centerra Gold Inc.	1,400,000	21,196
* Inco Ltd.	475,000	16,977
Placer Dome Inc.	1,232,400	16,498
Placer Dome Inc. - (Australian Shares)	1,150,000	15,395
* Southern Platinum Corp.	1,670,400	3,421
* SouthernEra Diamonds, Inc.	3,170,400	1,023

		321,839

France (5.6%)
Imerys SA	473,805	33,958
Eramet SLN	339,160	31,948

		65,906

Germany (2.5%)
K+S AG	564,773	28,672

Papua New Guinea (0.1%)
* Bougainville Copper Ltd.	2,000,000	1,242

Peru (3.6%)
Compania de Minas Buenaventura S.A.u. AD	1,975,000	42,166

South Africa (13.3%)
Anglo American Platinum Corp ADR	1,752,400	69,307
Impala Platinum Holdings Limited ADR	3,250,000	67,694
AngloGold Ashanti Ltd. ADR	600,000	19,068

		156,069

United Kingdom (6.5%)
Lonmin PLC	3,600,000	63,390
Rio Tinto PLC	350,000	10,584
* Zambezi Resources Ltd.	4,895,833	1,782

		75,756

United States (11.3%)
Peabody Energy Corp.	1,050,000	45,959
CONSOL Energy, Inc.	970,000	41,943
Alcoa Inc.	875,000	25,392
Arch Coal, Inc.	428,000	18,978

		132,272

TOTAL COMMON STOCKS
(Cost $921,162)		1,121,432

PRECIOUS METALS (0.1%)

* Platinum Bullion (2,009 Ounces)
(Cost $1,213)		1,744

TEMPORARY CASH INVESTMENT (18.0%)	Shares

Vanguard Market Liquidity Fund, 2.829%**
(Cost $211,283)	211,282,943	211,283

TOTAL INVESTMENTS (113.9%)
(Cost $1,133,658)		1,334,459

OTHER ASSETS AND LIABILITIES--NET (-13.9)		(163,271)

NET ASSETS (100%)		$1,171,188

 *Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At April 30, 2005, the cost of investment securities for tax purposes was $1,059,240,000. Net unrealized appreciation of investment securities for tax purposes was $275,219,000, consisting of unrealized gains of $297,885,000 on securities that had risen in value since their purchase and $22,666,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.